Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.2% OF NET ASSETS

Australia 4.4%
AGL Energy Ltd.	10,155	63,891
ALS Ltd.	211,998	3,614,877
Ansell Ltd.	2,589	58,698
Aristocrat Leisure Ltd.	13,797	512,555
Atlas Arteria Ltd.	13,930	48,074
Aurizon Holdings Ltd.	36,313	92,888
Beach Energy Ltd.	41,569	35,631
BHP Group Ltd.	121,297	4,177,754
BlueScope Steel Ltd.	10,437	217,831
Brambles Ltd.	36,954	573,626
Charter Hall Group	13,184	209,958
Cleanaway Waste Management Ltd.	41,610	71,321
Cochlear Ltd.	1,873	349,115
Coles Group Ltd.	25,273	373,405
Computershare Ltd.	38,273	869,201
CSL Ltd.	9,666	1,218,011
Downer EDI Ltd.	13,477	75,156
Dyno Nobel Ltd.	39,764	96,845
Endeavour Group Ltd.	22,185	56,992
Evolution Mining Ltd.	59,891	575,147
Fortescue Ltd.	45,687	661,587
Genesis Minerals Ltd. *	570,873	2,818,965
Goodman Group	54,500	1,157,780
Harvey Norman Holdings Ltd.	9,200	41,342
HUB24 Ltd.	24,835	1,740,091
IGO Ltd. *	19,370	110,723
Iluka Resources Ltd.	6,549	24,001
Insurance Australia Group Ltd.	125,504	661,675
JB Hi-Fi Ltd.	3,149	177,416
Lottery Corp. Ltd.	39,729	141,532
Lynas Rare Earths Ltd. *	117,815	1,185,940
Magellan Financial Group Ltd.	11,754	71,057
Medibank Pvt Ltd.	198,469	636,820
Netwealth Group Ltd.	8,713	147,632
New Hope Corp. Ltd.	12,131	38,039
NEXTDC Ltd. *	137,277	1,268,372
Northern Star Resources Ltd.	382,559	7,032,697
Origin Energy Ltd.	28,231	231,531
Paladin Energy Ltd. *	453,866	4,255,379
PLS Group Ltd. *	511,777	1,501,646
Pro Medicus Ltd.	1,663	212,603
Qantas Airways Ltd.	17,797	124,430
QBE Insurance Group Ltd.	67,393	923,673
Qube Holdings Ltd.	27,911	92,318
REA Group Ltd.	1,546	203,274
Reece Ltd.	3,757	38,456
Region Group	25,568	41,010
Rio Tinto Ltd.	10,343	1,077,583
Santos Ltd.	867,258	4,229,399
SEEK Ltd.	6,753	98,084
SGH Ltd.	2,866	91,850
Sims Ltd.	4,265	59,715
Sonic Healthcare Ltd.	7,647	122,289
South32 Ltd.	128,977	408,582
Steadfast Group Ltd.	59,770	216,457
Stockland	53,236	199,188
Technology One Ltd.	6,322	110,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Telix Pharmaceuticals Ltd. *	3,511	25,617
Telstra Group Ltd.	87,262	296,455
Temple & Webster Group Ltd. *	121,548	1,010,953
TPG Telecom Ltd.	5,818	15,694
Transurban Group	49,057	474,517
Treasury Wine Estates Ltd.	13,671	50,943
Vicinity Ltd.	109,146	186,208
Washington H Soul Pattinson & Co. Ltd.	4,982	133,386
Wesfarmers Ltd.	26,733	1,542,135
Whitehaven Coal Ltd.	186,196	1,137,592
WiseTech Global Ltd.	4,309	172,647
Woodside Energy Group Ltd.	30,481	538,188
Woolworths Group Ltd.	26,448	567,584
Worley Ltd.	7,258	67,510
Yancoal Australia Ltd.	9,038	36,178
Zip Co. Ltd. *	901,097	1,662,392
		53,362,486

Austria 0.3%
ANDRITZ AG	1,773	153,408
DO & Co. AG	5,192	1,213,635
Kontron AG	86,404	2,397,205
Strabag SE	485	50,303
Telekom Austria AG	2,400	25,518
Verbund AG	2,152	157,904
		3,997,973

Belgium 0.4%
Anheuser-Busch InBev SA	25,999	1,871,486
D'ieteren Group	644	146,689
Galapagos NV, ADR *	32,701	1,107,910
Lotus Bakeries NV	10	117,896
Sofina SA	1,077	313,850
Syensqo SA	11,918	1,003,064
UCB SA	2,434	741,702
Warehouses De Pauw CVA	4,207	119,208
		5,421,805

Brazil 1.6%
Cosan SA *	669,563	750,638
Direcional Engenharia SA	1,186,100	3,144,002
Embraer SA, ADR	68,854	5,058,015
Inter & Co., Inc., Class A	75,424	703,706
Itau Unibanco Holding SA, ADR	504,467	4,333,372
NU Holdings Ltd., Class A *	284,166	5,043,946
		19,033,679

Cambodia 0.0%
NagaCorp Ltd.	22,000	12,954

Canada 7.2%
Agnico Eagle Mines Ltd.	10,545	2,004,530
Alimentation Couche-Tard, Inc.	19,422	1,010,432
ARC Resources Ltd.	12,919	239,755
Aritzia, Inc. *	62,649	4,938,213
AtkinsRealis Group, Inc.	14,522	1,019,148

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Badger Infrastructure Solutions Ltd.	53,100	3,002,364
Barrick Mining Corp.	10,013	457,687
BCE, Inc.	7,348	189,953
Bombardier, Inc., Class B *	1,365	233,182
Boyd Group, Inc.	13,017	2,133,444
Brookfield Asset Management Ltd., Class A	29,888	1,484,907
BRP, Inc.	30,138	2,274,654
CAE, Inc. *	5,079	162,779
Canadian National Railway Co.	12,325	1,185,658
Canadian Natural Resources Ltd.	36,293	1,349,476
Canadian Pacific Kansas City Ltd.	27,218	2,023,285
Canadian Tire Corp. Ltd., Class A	786	96,699
Capstone Copper Corp. *	251,323	2,785,197
Celestica, Inc. *(a)	2,972	835,146
Celestica, Inc. *(a)	3,207	901,135
Cenovus Energy, Inc.	28,277	558,002
CGI, Inc.	3,721	318,908
Chartwell Retirement Residences	187,731	2,787,736
Descartes Systems Group, Inc. *	1,368	102,164
Discovery Silver Corp. *	381,859	2,686,600
DPM Metals, Inc.	136,262	4,754,384
Energy Fuels, Inc. *	104,771	2,351,061
Finning International, Inc.	114,794	7,198,810
Franco-Nevada Corp.	3,629	849,490
George Weston Ltd.	2,765	192,848
Gildan Activewear, Inc.	3,825	248,520
Hudbay Minerals, Inc.	165,583	3,921,751
Hydro One Ltd.	6,327	250,125
Imperial Oil Ltd.	4,280	432,416
Kinaxis, Inc. *	6,405	646,780
Kinross Gold Corp.	27,721	872,968
Linamar Corp.	18,676	1,183,940
Loblaw Cos. Ltd.	10,975	493,841
Lundin Gold, Inc.	3,013	225,878
Magna International, Inc.	6,236	318,796
Metro, Inc.	4,599	305,294
NexGen Energy Ltd. *	193,847	2,436,657
OceanaGold Corp.	88,207	2,858,071
Pan American Silver Corp. (a)	9,291	506,223
Pan American Silver Corp. (a)	34,396	1,878,022
RB Global, Inc.	3,260	370,040
Saputo, Inc.	5,881	177,426
Shopify, Inc., Class A *(a)	28,448	3,732,827
Shopify, Inc., Class A *(a)	34,730	4,557,618
Stantec, Inc.	2,452	242,994
Suncor Energy, Inc.	33,199	1,754,733
Taseko Mines Ltd. *	168,918	1,287,155
TELUS Corp.	10,068	140,485
Thomson Reuters Corp.	3,362	371,471
Tourmaline Oil Corp.	7,112	336,575
Vermilion Energy, Inc.	162,590	1,573,871
Waste Connections, Inc.	4,556	762,205
Wheaton Precious Metals Corp.	9,964	1,312,703
Whitecap Resources, Inc.	566,584	5,167,975
		88,495,007

China 2.4%
AAC Technologies Holdings, Inc.	12,500	59,338
Atour Lifestyle Holdings Ltd., ADR	78,543	2,807,127
Bosideng International Holdings Ltd.	1,030,000	628,605
Budweiser Brewing Co. APAC Ltd.	42,200	41,608
BYD Co. Ltd., H Shares	203,200	2,533,265
Chow Tai Fook Jewellery Group Ltd.	31,200	57,342
GDS Holdings Ltd., ADR *	61,544	2,750,401
Meituan, B Shares *	232,890	2,879,098
Nexteer Automotive Group Ltd.	21,000	17,915
PDD Holdings, Inc., ADR *	24,318	2,457,334
SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., H Shares	738,000	6,845,207
Shenzhou International Group Holdings Ltd.	16,300	129,640
Silergy Corp.	131,000	1,156,347
SITC International Holdings Co. Ltd.	33,000	123,228
Tencent Holdings Ltd.	84,359	6,483,985
Xinyi Glass Holdings Ltd.	34,839	45,525
		29,015,965

Denmark 1.7%
AL Sydbank	20,022	1,813,280
AP Moller - Maersk AS, Class A	60	147,130
AP Moller - Maersk AS, Class B	94	232,436
Carlsberg AS, Class B	1,669	226,899
Chemometec AS	10,645	1,028,817
Coloplast AS, Class B	2,912	248,233
Demant AS *	1,486	52,015
Genmab AS *	1,881	612,803
ISS AS	99,226	3,763,115
Novo Nordisk AS, Class B	194,806	11,567,429
Pandora AS	2,411	195,155
Rockwool AS, B Shares	2,644	89,288
Tryg AS	11,650	283,130
Vestas Wind Systems AS	24,094	730,322
		20,990,052

Finland 0.9%
Elisa OYJ	3,158	139,694
Fortum OYJ	7,105	167,837
Kesko OYJ, B Shares	3,714	93,940
Kone OYJ, B Shares	8,347	599,856
Konecranes OYJ	18,001	2,119,836
Nokia OYJ	398,434	2,566,277
Orion OYJ, B Shares	2,987	247,019
Sampo OYJ, A Shares	84,755	945,213
UPM-Kymmene OYJ	137,068	3,781,449
Valmet OYJ	2,378	81,486
Wartsila OYJ Abp	12,234	495,966
		11,238,573

France 6.4%
Air Liquide SA	10,381	1,943,969
Alstom SA *	138,083	4,408,766
AXA SA	118,970	5,424,923
BioMerieux	1,340	155,609
BNP Paribas SA	26,592	2,875,457
Bollore SE	20,323	115,870
Bouygues SA	3,104	167,783
Bureau Veritas SA	7,329	235,938
Capgemini SE	12,302	1,911,461
Carrefour SA	11,014	180,400
Cie de Saint-Gobain SA	60,940	6,015,111
Cie Generale des Etablissements Michelin SCA	14,622	542,997
Dassault Aviation SA	544	206,815
Dassault Systemes SE	13,192	362,843
Edenred SE	4,963	103,954
Eiffage SA	29,929	4,438,689
Exail Technologies SA *	15,397	2,022,770
Hermes International SCA	2,957	7,114,536
Ipsen SA	1,100	179,702
Kering SA	23,470	7,326,809
Klepierre SA	4,770	183,757
L'Oreal SA	10,132	4,655,036
LVMH Moet Hennessy Louis Vuitton SE	6,544	4,223,526

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nanobiotix SA *	32,030	661,613
Nexans SA	4,896	771,180
Orange SA	39,339	731,313
Publicis Groupe SA	3,891	388,899
Safran SA	10,647	3,804,079
Sanofi SA	92,743	8,747,857
Schneider Electric SE	10,208	2,926,652
SEB SA	339	19,122
Societe Generale SA	19,084	1,672,320
Sodexo SA	2,175	111,124
Teleperformance SE	1,401	90,498
Thales SA	1,985	607,659
TotalEnergies SE	36,645	2,665,143
Worldline SA *	92,331	156,396
		78,150,576

Germany 4.3%
adidas AG	3,086	547,159
Aumovio SE *	1,186	56,909
Auto1 Group SE *	79,519	2,615,605
Beiersdorf AG	3,465	413,303
BioNTech SE, ADR *	12,602	1,433,478
Carl Zeiss Meditec AG, Bearer Shares	764	25,357
Continental AG	1,846	145,260
CTS Eventim AG & Co. KGaA	1,910	160,518
Daimler Truck Holding AG	11,401	552,024
Delivery Hero SE *	78,373	2,185,759
Deutsche Bank AG	28,502	1,124,720
Deutsche Post AG	16,994	950,448
Deutsche Telekom AG	133,217	4,470,530
Deutz AG	95,859	1,227,542
Duerr AG	46,350	1,235,387
DWS Group GmbH & Co. KGaA	1,588	116,264
E.ON SE	34,722	736,448
Evonik Industries AG	4,206	65,151
Fielmann Group AG	493	24,163
flatexDEGIRO SE	46,666	2,276,354
Fresenius Medical Care AG	56,943	2,563,515
Friedrich Vorwerk Group SE	22,489	2,415,890
FUCHS SE	909	31,991
GEA Group AG	4,735	338,566
Henkel AG & Co. KGaA	2,293	189,285
Infineon Technologies AG	47,811	2,337,121
KION Group AG	45,433	3,209,151
Knorr-Bremse AG	1,262	146,941
Lanxess AG	48,694	1,005,792
Merck KGaA	2,344	349,239
MTU Aero Engines AG	1,109	493,034
Nordex SE *	52,417	2,098,588
Rational AG	154	123,403
RENK Group AG	1,612	103,784
Rheinmetall AG	1,310	2,775,689
RWE AG	16,001	1,016,125
SAP SE	32,559	6,504,258
Schaeffler AG	68,153	803,803
Scout24 SE	2,224	221,424
Siemens AG	7,131	2,155,916
Siemens Energy AG *	16,876	2,875,333
Siemens Healthineers AG	5,475	273,276
Symrise AG	2,598	218,718
Traton SE	755	29,421
Zalando SE *	4,176	120,082
		52,762,724

SECURITY	NUMBER OF SHARES	VALUE ($)
Greece 1.2%
Eurobank SA, Class A	133,740	653,584
Jumbo SA	130,668	3,878,377
National Bank of Greece SA	585,968	10,344,935
		14,876,896

Guernsey 0.2%
Burford Capital Ltd.	201,394	1,951,508

Hong Kong 1.0%
BOC Hong Kong Holdings Ltd.	958,500	5,047,449
Cathay Pacific Airways Ltd.	26,000	40,766
CK Infrastructure Holdings Ltd.	10,000	82,133
CLP Holdings Ltd.	30,500	288,302
Galaxy Entertainment Group Ltd.	56,000	284,523
Hong Kong & China Gas Co. Ltd.	164,000	154,463
Hong Kong Exchanges & Clearing Ltd.	40,800	2,249,348
Johnson Electric Holdings Ltd.	9,500	32,723
Lenovo Group Ltd.	110,000	123,938
Man Wah Holdings Ltd.	29,200	18,111
MTR Corp. Ltd.	22,500	99,491
Orient Overseas International Ltd.	3,500	57,341
Power Assets Holdings Ltd.	35,500	275,365
Swire Pacific Ltd., A Shares	4,000	38,600
Techtronic Industries Co. Ltd.	37,000	505,105
VTech Holdings Ltd.	3,700	28,814
WH Group Ltd.	2,725,150	3,215,937
Yue Yuen Industrial Holdings Ltd.	16,000	35,685
		12,578,094

India 0.6%
APL Apollo Tubes Ltd.	84,865	1,887,220
BlackBuck Ltd. *	223,833	1,365,438
ITC Hotels Ltd. *	557,248	1,096,516
Max Healthcare Institute Ltd.	54,537	567,902
Radico Khaitan Ltd.	73,227	2,252,074
		7,169,150

Indonesia 0.0%
First Pacific Co. Ltd.	26,000	20,344
Jardine Matheson Holdings Ltd.	2,800	204,058
		224,402

Iraq 0.0%
United Energy Group Ltd.	328,000	27,011

Ireland 1.1%
AIB Group PLC	402,158	4,495,375
Flutter Entertainment PLC *	20,754	3,427,523
Greencore Group PLC	404,573	1,602,665
James Hardie Industries PLC, CDI *	14,086	320,977
Jazz Pharmaceuticals PLC *	10,588	1,741,620
Kerry Group PLC, Class A	3,069	272,809
Ryanair Holdings PLC	1,811	61,464
Smurfit WestRock PLC	40,875	1,701,626
		13,624,059

Isle Of Man 0.0%
Entain PLC	8,718	72,327

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 1.7%
Amot Investments Ltd.	6,617	51,240
Azrieli Group Ltd.	674	90,387
Bezeq The Israeli Telecommunication Corp. Ltd.	1,135,038	2,914,986
Big Shopping Centers Ltd.	386	92,846
Camtek Ltd. *	516	77,122
Cellebrite DI Ltd. *	38,800	570,748
Check Point Software Technologies Ltd. *	33,406	5,996,711
Delek Group Ltd.	224	63,038
Elbit Systems Ltd.	643	454,793
Energix-Renewable Energies Ltd.	7,040	44,747
Enlight Renewable Energy Ltd. *	2,063	116,421
Fattal Holdings 1998 Ltd. *	111	22,835
FIBI Holdings Ltd.	276	24,562
ICL Group Ltd.	20,622	111,974
Israel Corp. Ltd.	107	31,981
Melisron Ltd.	643	84,245
Menora Mivtachim Holdings Ltd.	588	75,555
Migdal Insurance & Financial Holdings Ltd. *	8,129	43,617
Mivne Real Estate KD Ltd.	11,489	53,540
Next Vision Stabilized Systems Ltd.	1,963	176,627
Nice Ltd. *	1,408	148,930
Nova Ltd. *(a)	663	323,640
Nova Ltd. *(a)	3,978	1,821,288
OPC Energy Ltd. *	1,707	46,436
Phoenix Financial Ltd.	66,654	3,235,229
Shufersal Ltd.	5,601	72,337
Strauss Group Ltd.	1,188	44,838
Teva Pharmaceutical Industries Ltd. *	25,554	867,006
Tower Semiconductor Ltd. *(a)	1,777	234,642
Tower Semiconductor Ltd. *(a)	23,758	3,200,915
		21,093,236

Italy 1.4%
Amplifon SpA	2,496	40,242
BPER Banca SpA	141,902	1,998,467
Buzzi SpA	83,912	4,776,403
DiaSorin SpA	415	35,575
Enel SpA	87,977	972,018
Generali	1,050	42,830
Infrastrutture Wireless Italiane SpA	6,422	56,775
Interpump Group SpA	1,333	77,334
Italgas SpA	11,596	139,316
Leonardo SpA	6,968	465,648
Moncler SpA	7,068	411,808
Pirelli & C SpA	6,490	48,871
PRADA SpA	560,900	2,874,827
Recordati Industria Chimica e Farmaceutica SpA	1,992	109,758
Reply SpA	692	90,723
Technogym SpA	98,551	2,058,030
Telecom Italia SpA *	277,376	188,153
Terna - Rete Elettrica Nazionale	29,900	324,006
UniCredit SpA	22,121	1,927,757
		16,638,541

Japan 18.3%
ABC-Mart, Inc.	2,800	44,806
Acom Co. Ltd.	5,800	19,187
Advantest Corp.	24,400	4,035,430
Aica Kogyo Co. Ltd.	1,500	34,048
Air Water, Inc.	3,000	45,538
Aisin Corp.	11,200	200,648
SECURITY	NUMBER OF SHARES	VALUE ($)
Ajinomoto Co., Inc.	18,800	430,085
Alps Alpine Co. Ltd.	3,000	39,294
ALSOK Co. Ltd.	9,500	73,596
Amada Co. Ltd.	9,800	125,544
Amano Corp.	62,100	1,576,071
Anycolor, Inc.	71,100	2,029,663
Asahi Intecc Co. Ltd.	6,400	106,689
Asics Corp.	103,000	2,479,486
Azbil Corp.	16,400	143,528
Bandai Namco Holdings, Inc.	17,200	446,318
BayCurrent, Inc.	4,500	158,559
Bic Camera, Inc.	1,500	16,668
BIPROGY, Inc.	2,100	69,740
Blue Zones Holdings Co. Ltd.	500	28,686
Bridgestone Corp.	19,000	427,771
Brother Industries Ltd.	5,400	110,093
Calbee, Inc.	1,900	37,175
Canon Marketing Japan, Inc.	1,500	65,443
Canon, Inc.	18,400	560,075
Capcom Co. Ltd.	10,800	275,280
Casio Computer Co. Ltd.	2,200	21,509
Chugai Pharmaceutical Co. Ltd.	15,300	873,947
Chugoku Electric Power Co., Inc.	3,500	22,341
COMSYS Holdings Corp.	3,300	103,105
Cosmo Energy Holdings Co. Ltd.	2,000	59,974
Cosmos Pharmaceutical Corp.	700	31,357
Dai Nippon Printing Co. Ltd.	12,200	218,895
Daicel Corp.	4,900	46,257
Daido Steel Co. Ltd.	2,600	33,399
Daifuku Co. Ltd.	11,726	420,649
Daikin Industries Ltd.	6,200	742,948
Daito Trust Construction Co. Ltd.	10,000	202,974
Denso Corp.	59,300	822,773
Dentsu Soken, Inc.	1,500	23,645
Dexerials Corp.	4,200	73,686
DIC Corp.	900	22,027
Disco Corp.	2,400	1,023,001
Ebara Corp.	12,000	363,298
Electric Power Development Co. Ltd.	2,500	53,096
ENEOS Holdings, Inc.	44,500	376,110
Ezaki Glico Co. Ltd.	1,000	35,921
FANUC Corp.	97,535	3,916,476
Fast Retailing Co. Ltd.	5,500	2,098,431
Food & Life Cos. Ltd.	1,800	98,334
Frontier Real Estate Investment Corp.	30	17,674
Fuji Electric Co. Ltd.	4,000	284,930
Fujikura Ltd.	8,300	1,043,201
Fujitec Co. Ltd.	300	11,023
Fujitsu Ltd.	32,400	900,259
Furukawa Electric Co. Ltd.	16,400	1,428,587
Furuno Electric Co. Ltd.	20,800	959,956
GMO Payment Gateway, Inc.	34,400	1,986,804
Goldwin, Inc.	2,700	45,061
GS Yuasa Corp.	1,000	23,279
Hakuhodo DY Holdings, Inc.	4,400	32,877
Harmonic Drive Systems, Inc.	1,300	28,634
Haseko Corp.	73,100	1,498,284
Hirose Electric Co. Ltd.	700	75,573
Hisamitsu Pharmaceutical Co., Inc.	1,100	45,315
Hitachi Construction Machinery Co. Ltd.	1,200	39,239
Hitachi Ltd.	232,090	8,053,548
Horiba Ltd.	900	106,745
Hoshizaki Corp.	3,000	98,895
House Foods Group, Inc.	1,700	32,894
Hoya Corp.	10,600	1,778,212
Idemitsu Kosan Co. Ltd.	21,500	182,433
IHI Corp.	89,700	2,075,316
INFRONEER Holdings, Inc.	132,000	1,977,042
Inpex Corp.	16,100	360,708

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Internet Initiative Japan, Inc.	3,400	54,938
Invincible Investment Corp.	124	52,516
Isetan Mitsukoshi Holdings Ltd.	8,400	134,808
Isuzu Motors Ltd.	8,700	140,155
ITOCHU Corp.	314,100	4,021,288
Iwatani Corp.	3,500	41,513
Japan Airlines Co. Ltd.	2,300	43,459
Japan Airport Terminal Co. Ltd.	1,700	53,233
Japan Elevator Service Holdings Co. Ltd.	90,400	951,828
Japan Hotel REIT Investment Corp.	67	36,022
Japan Logistics Fund, Inc.	30	19,599
Jeol Ltd.	1,800	72,617
JGC Holdings Corp.	6,400	89,690
JMDC, Inc.	600	13,183
JTEKT Corp.	190,700	2,251,756
Justsystems Corp.	600	18,532
JX Advanced Metals Corp.	9,200	148,869
Kakaku.com, Inc.	116,600	1,591,376
Kamigumi Co. Ltd.	2,700	94,489
Kandenko Co. Ltd.	2,600	93,606
Kaneka Corp.	700	21,227
Kansai Paint Co. Ltd.	2,500	39,898
Kao Corp.	9,900	396,024
Kawasaki Kisen Kaisha Ltd.	11,100	160,396
KDDI Corp.	113,546	1,917,108
KDX Realty Investment Corp.	89	96,283
Keihan Holdings Co. Ltd.	900	19,992
Kewpie Corp.	2,300	64,426
Keyence Corp.	5,800	2,127,790
Kikkoman Corp.	21,000	189,957
Kinden Corp.	101,127	4,474,863
Kioxia Holdings Corp. *	1,500	205,179
Kobayashi Pharmaceutical Co. Ltd.	800	27,979
Kobe Bussan Co. Ltd.	3,300	80,650
Koei Tecmo Holdings Co. Ltd.	3,500	38,822
Koito Manufacturing Co. Ltd.	5,400	84,538
Kokusai Electric Corp.	68,000	2,823,108
Kokuyo Co. Ltd.	10,600	62,105
Komatsu Ltd.	20,600	788,469
Konami Group Corp.	2,900	423,467
Kose Holdings Corp.	700	24,973
Kotobuki Spirits Co. Ltd.	3,600	41,810
Kraftia Corp.	700	36,506
K's Holdings Corp.	3,000	31,200
Kuraray Co. Ltd.	5,700	61,534
Kurita Water Industries Ltd.	3,300	165,065
Kyushu Electric Power Co., Inc.	7,900	87,942
LaSalle Logiport REIT	15	15,224
Lasertec Corp.	2,700	620,291
Lifedrink Co., Inc.	103,300	1,083,221
Lion Corp.	5,500	58,888
M3, Inc.	95,000	1,172,208
Mabuchi Motor Co. Ltd.	5,800	54,485
Macnica Holdings, Inc.	221,203	3,792,653
Makita Corp.	7,600	264,066
Maruichi Steel Tube Ltd.	5,100	50,535
Maruwa Co. Ltd.	7,400	2,275,183
MatsukiyoCocokara & Co.	266,603	4,268,818
McDonald's Holdings Co. Japan Ltd.	2,200	95,400
Medipal Holdings Corp.	5,100	92,434
MEIJI Holdings Co. Ltd.	6,700	156,850
Metaplanet, Inc. *(b)	50,700	143,099
MISUMI Group, Inc.	9,200	152,079
Mitsubishi Chemical Group Corp.	23,200	153,171
Mitsubishi Corp.	70,900	1,883,553
Mitsubishi Electric Corp.	58,900	1,841,325
Mitsubishi Gas Chemical Co., Inc.	2,500	49,594
Mitsubishi Heavy Industries Ltd.	70,000	2,061,075
Mitsubishi Logistics Corp.	7,200	61,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Materials Corp.	1,800	51,775
Mitsubishi Motors Corp.	10,900	26,796
Mitsubishi UFJ Financial Group, Inc.	342,444	6,201,782
Mitsui & Co. Ltd.	52,500	1,714,914
Mitsui Chemicals, Inc.	6,000	87,666
Mitsui Fudosan Accommodations Fund, Inc.	25	22,341
Mitsui Kinzoku Co. Ltd.	1,400	182,712
Miura Co. Ltd.	1,100	22,618
Modec, Inc.	1,400	136,524
Monogatari Corp.	60,200	1,616,469
MonotaRO Co. Ltd.	8,000	107,912
Morinaga & Co. Ltd.	2,000	34,978
Murata Manufacturing Co. Ltd.	42,800	869,506
Nabtesco Corp.	1,600	43,356
Nagase & Co. Ltd.	1,600	41,585
Nankai Electric Railway Co. Ltd.	1,100	20,369
Nexon Co. Ltd.	10,500	251,204
NGK Insulators Ltd.	5,100	122,186
NH Foods Ltd.	1,500	68,102
NHK Spring Co. Ltd.	4,200	76,330
Nichias Corp.	1,600	80,270
Nichirei Corp.	2,800	34,593
NIDEC Corp.	20,600	294,678
Nifco, Inc.	2,100	65,381
Nihon M&A Center Holdings, Inc.	22,500	103,335
Nikkon Holdings Co. Ltd.	1,300	30,817
Nintendo Co. Ltd.	21,000	1,300,436
Nippon Electric Glass Co. Ltd.	900	39,141
Nippon Kayaku Co. Ltd.	3,500	40,676
Nippon Sanso Holdings Corp.	3,300	100,132
Nippon Shinyaku Co. Ltd.	1,100	36,718
Nippon Shokubai Co. Ltd.	3,600	51,850
Nippon Television Holdings, Inc.	1,200	28,841
Nippon Yusen KK	11,400	374,659
Nissan Chemical Corp.	4,314	148,701
Nisshin Seifun Group, Inc.	4,800	60,915
Nissin Foods Holdings Co. Ltd.	3,100	62,901
Niterra Co. Ltd.	93,100	4,070,504
Nitto Denko Corp.	22,800	506,692
NOF Corp.	7,000	135,201
NOK Corp.	2,200	42,846
Nomura Holdings, Inc.	339,500	3,076,663
NS Solutions Corp.	1,900	50,197
NSK Ltd.	5,400	37,555
Obayashi Corp.	14,000	316,027
OBIC Business Consultants Co. Ltd.	800	35,438
Obic Co. Ltd.	9,000	250,146
OKUMA Corp.	1,300	32,264
Olympus Corp.	22,700	271,140
Omron Corp.	3,200	81,647
Open House Group Co. Ltd.	2,400	141,220
Oracle Corp. Japan	1,100	74,432
Organo Corp.	700	73,914
Oriental Land Co. Ltd.	28,200	493,681
Otsuka Corp.	118,614	2,351,699
Otsuka Holdings Co. Ltd.	8,200	490,921
PALTAC Corp.	800	25,035
Park24 Co. Ltd.	140,600	1,959,356
PeptiDream, Inc. *	3,300	33,485
Persol Holdings Co. Ltd.	56,000	98,079
Pola Orbis Holdings, Inc.	2,400	20,995
Recruit Holdings Co. Ltd.	47,200	2,486,202
Relo Group, Inc.	3,500	39,759
Renesas Electronics Corp. *	250,474	4,164,244
Resonac Holdings Corp.	56,700	3,292,850
Resorttrust, Inc.	4,600	53,602
Rinnai Corp.	2,900	76,170
Rorze Corp.	2,900	61,434

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Round One Corp.	2,500	17,662
Ryohin Keikaku Co. Ltd.	10,400	207,426
Sankyo Co. Ltd.	305,520	4,779,106
Sankyu, Inc.	900	53,618
Sanrio Co. Ltd.	6,132	189,715
Santen Pharmaceutical Co. Ltd.	9,000	101,247
Sanwa Holdings Corp.	94,316	2,136,381
Sawai Group Holdings Co. Ltd.	2,200	33,745
SCREEN Holdings Co. Ltd.	21,200	2,699,884
Secom Co. Ltd.	11,800	432,276
Seibu Holdings, Inc.	5,400	143,079
Seiko Group Corp.	32,100	1,603,553
Seino Holdings Co. Ltd.	2,000	31,135
Sekisui Chemical Co. Ltd.	11,100	196,330
SG Holdings Co. Ltd.	7,400	71,246
SHIFT, Inc. *	3,900	18,490
Shikoku Electric Power Co., Inc.	2,700	27,331
Shimadzu Corp.	7,800	211,396
Shimamura Co. Ltd.	56,610	3,794,286
Shimano, Inc.	1,900	216,576
Shin-Etsu Chemical Co. Ltd.	56,900	1,871,131
Shionogi & Co. Ltd.	16,000	329,427
Ship Healthcare Holdings, Inc.	108,595	1,790,065
SHO-BOND Holdings Co. Ltd.	5,600	50,270
Simplex Holdings, Inc.	318,100	1,972,074
Sinfonia Technology Co. Ltd.	39,400	2,666,439
SKY Perfect JSAT Holdings, Inc.	4,300	62,156
SMC Corp.	7,965	3,096,563
Socionext, Inc.	3,900	52,187
Sojitz Corp.	94,100	3,431,385
Sompo Holdings, Inc.	42,424	1,462,971
Sony Financial Group, Inc. *	104,800	105,301
Sony Group Corp.	105,500	2,326,054
Square Enix Holdings Co. Ltd.	6,700	115,765
Stanley Electric Co. Ltd.	3,200	63,041
Subaru Corp.	12,600	270,499
Sumitomo Bakelite Co. Ltd.	1,800	63,396
Sumitomo Chemical Co. Ltd.	32,800	99,782
Sumitomo Corp.	44,700	1,815,226
Sumitomo Electric Industries Ltd.	14,600	639,181
Sumitomo Forestry Co. Ltd.	111,600	1,210,002
Sumitomo Metal Mining Co. Ltd.	54,800	3,096,659
Sumitomo Mitsui Financial Group, Inc.	24,616	866,248
Sundrug Co. Ltd.	1,700	45,257
Suntory Beverage & Food Ltd.	2,700	85,533
Suruga Bank Ltd.	342,100	4,296,763
Suzuken Co. Ltd.	101,400	4,087,397
Suzuki Motor Corp.	33,400	455,411
SWCC Corp.	15,800	1,177,592
Sysmex Corp.	10,700	101,246
Taisei Corp.	24,600	2,453,803
Taiyo Holdings Co. Ltd.	1,800	58,260
Takasago Thermal Engineering Co. Ltd.	1,600	46,257
TBS Holdings, Inc.	126,600	4,908,654
TDK Corp.	48,700	628,387
Teijin Ltd.	4,200	40,632
Terumo Corp.	35,500	464,384
TIS, Inc.	3,700	107,665
Toda Corp.	2,300	20,076
Toei Animation Co. Ltd.	1,300	21,610
Toho Co. Ltd.	3,000	152,695
Toho Gas Co. Ltd.	2,100	69,565
Tokai Carbon Co. Ltd.	2,400	16,607
Tokyo Electron Ltd.	14,600	3,890,299
Tokyo Ohka Kogyo Co. Ltd.	72,400	3,417,394
Tokyo Seimitsu Co. Ltd.	21,600	1,956,972
Tomy Co. Ltd.	2,600	45,912
TOPPAN Holdings, Inc.	96,089	2,968,165
Toray Industries, Inc.	31,000	228,662
SECURITY	NUMBER OF SHARES	VALUE ($)
Toridoll Holdings Corp.	700	18,882
Tosoh Corp.	6,700	109,348
TOTO Ltd.	4,100	128,859
Toyo Seikan Group Holdings Ltd.	1,900	47,671
Toyo Suisan Kaisha Ltd.	2,900	207,050
Toyo Tire Corp.	1,900	51,204
Toyoda Gosei Co. Ltd.	1,300	35,318
Toyota Boshoku Corp.	1,800	30,225
Toyota Industries Corp.	3,100	396,664
Toyota Tsusho Corp.	90,300	3,288,656
Trend Micro, Inc.	4,100	160,835
TS Tech Co. Ltd.	1,900	23,342
Tsuruha Holdings, Inc.	129,110	2,057,337
UBE Corp.	1,700	29,399
Ulvac, Inc.	800	42,954
Unicharm Corp.	25,600	155,393
USS Co. Ltd.	221,852	2,451,316
Visional, Inc. *	800	44,088
Workman Co. Ltd.	600	24,684
Yakult Honsha Co. Ltd.	4,800	77,566
Yamaha Corp.	12,300	89,402
Yamato Kogyo Co. Ltd.	900	64,883
Yamazaki Baking Co. Ltd.	2,500	52,969
Yaskawa Electric Corp.	119,100	3,801,585
Yokogawa Electric Corp.	7,800	260,043
Zenkoku Hosho Co. Ltd.	8,500	168,994
Zeon Corp.	4,800	58,655
ZOZO, Inc.	13,300	109,851
		222,659,747

Jersey 0.4%
CVC Capital Partners PLC	10,834	192,485
Experian PLC	19,581	741,625
TP ICAP Group PLC	1,008,231	3,517,123
Wizz Air Holdings PLC *	14,285	277,063
WPP PLC	16,315	67,678
		4,795,974

Kazakhstan 0.2%
Kaspi.KZ JSC, ADR *	31,910	2,430,585

Luxembourg 0.9%
Allegro.eu SA *	19,084	156,772
ArcelorMittal SA	7,951	431,803
InPost SA *	4,455	69,827
Millicom International Cellular SA	34,966	2,133,975
RTL Group SA	750	32,700
Samsonite Group SA	17,100	43,445
Spotify Technology SA *	15,887	7,949,061
Tenaris SA	8,129	180,569
		10,998,152

Macau 0.0%
MGM China Holdings Ltd.	20,400	32,576
Sands China Ltd.	26,800	58,163
Wynn Macau Ltd.	30,800	22,793
		113,532

Mexico 0.2%
Gentera SAB de CV	918,164	2,561,255

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 7.7%
Adyen NV *	5,620	8,333,582
Airbus SE	10,791	2,470,597
Argenx SE *	1,668	1,402,739
ASM International NV	9,236	7,756,699
ASML Holding NV	20,537	29,448,111
ASR Nederland NV	67,855	4,928,352
CTP NV	3,584	78,134
EXOR NV	7,671	629,835
Ferrari NV	19,385	6,465,785
Heineken Holding NV	2,071	153,935
Heineken NV	28,381	2,342,840
ING Groep NV, Series N	312,536	9,216,967
JBS NV, Class A *	155,347	2,446,715
Koninklijke Ahold Delhaize NV	82,578	3,228,812
Koninklijke KPN NV	85,632	419,384
Koninklijke Philips NV	77,892	2,236,732
Koninklijke Vopak NV	874	43,620
Magnum Ice Cream Co. NV *	10,523	187,027
Pepco Group NV	233,600	1,908,947
Prosus NV *	127,032	7,304,498
Qiagen NV	4,439	235,352
SBM Offshore NV	43,839	1,574,707
Wolters Kluwer NV	6,548	614,877
		93,428,247

New Zealand 0.1%
a2 Milk Co. Ltd.	20,219	119,002
Contact Energy Ltd.	22,542	127,043
Fisher & Paykel Healthcare Corp. Ltd.	20,058	468,582
Mainfreight Ltd.	2,056	83,126
Mercury NZ Ltd.	12,530	47,802
Ryman Healthcare Ltd. *	13,558	22,723
Spark New Zealand Ltd.	41,374	56,299
		924,577

Norway 1.1%
Aker ASA, A Shares	1,318	121,396
Aker BP ASA	5,953	175,244
DOF Group ASA	271,150	3,173,560
Equinor ASA	15,382	413,445
Kitron ASA	309,045	2,656,360
Kongsberg Gruppen ASA	13,329	457,866
Norsk Hydro ASA	301,639	2,677,914
Orkla ASA	15,730	187,161
Salmar ASA	46,985	2,798,918
Telenor ASA	10,797	181,622
Var Energi ASA	11,674	42,685
Vend Marketplaces ASA, B Shares	4,626	127,869
		13,014,040

Panama 0.4%
Carnival Corp. *	75,815	2,275,966
Intercorp Financial Services, Inc.	56,332	2,759,142
		5,035,108

Poland 0.6%
Dino Polska SA *	12,327	130,414
KGHM Polska Miedz SA *	3,313	307,402
LPP SA	22	121,495
Powszechna Kasa Oszczednosci Bank Polski SA	246,325	6,407,126
		6,966,437

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.0%
EDP SA	51,994	265,868
Galp Energia SGPS SA	9,212	183,297
Jeronimo Martins SGPS SA	5,798	136,723
		585,888

Republic of Korea 5.1%
Alteogen, Inc. *	767	219,338
Amorepacific Corp.	847	81,529
BGF retail Co. Ltd.	319	26,865
Celltrion Pharm, Inc.	513	25,940
Celltrion, Inc.	3,627	527,859
Cheil Worldwide, Inc. *	2,093	31,877
CJ Corp.	236	35,643
DB Insurance Co. Ltd.	1,507	148,785
Dongsuh Cos., Inc.	927	16,725
Doosan Bobcat, Inc. *	391	15,918
F&F Co. Ltd. *	443	22,393
GS Holdings Corp.	567	27,007
Hanjin Kal Corp. *	476	37,168
Hankook Tire & Technology Co. Ltd.	1,570	69,439
Hanmi Pharm Co. Ltd. *	137	46,127
Hanmi Semiconductor Co. Ltd.	1,364	197,312
Hanwha Corp. *	278	22,072
Hanwha Systems Co. Ltd. *	1,026	67,145
Hanwha Vision Co. Ltd. *	744	31,719
HD Hyundai Co. Ltd.	680	110,356
HD Hyundai Electric Co. Ltd.	717	439,266
HD Hyundai Heavy Industries Co. Ltd.	987	392,856
HD Hyundai Marine Solution Co. Ltd.	292	37,023
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,385	396,711
HK inno N Corp. *	15,701	614,121
HMM Co. Ltd.	8,065	111,786
HYBE Co. Ltd. *	13,768	3,558,368
Hyundai Autoever Corp.	172	55,141
Hyundai Engineering & Construction Co. Ltd.	1,013	71,905
Hyundai Glovis Co. Ltd.	927	156,291
Hyundai Marine & Fire Insurance Co. Ltd. *	1,222	23,825
Hyundai Mobis Co. Ltd.	1,318	411,818
Hyundai Rotem Co. Ltd.	20,372	3,257,388
Hyundai Steel Co.	868	18,838
ISC Co. Ltd. *	13,675	1,415,092
Kakaopay Corp. *	914	39,933
Kangwon Land, Inc.	3,463	41,883
KCC Corp.	61	20,630
KEPCO Plant Service & Engineering Co. Ltd. *	694	26,903
Kia Corp.	6,620	704,389
KIWOOM Securities Co. Ltd.	14,714	4,522,780
Korea Zinc Co. Ltd.	111	144,599
Krafton, Inc. *	838	147,116
KT&G Corp.	5,740	613,718
Kumho Petrochemical Co. Ltd. *	347	34,659
LG CNS Co. Ltd.	1,099	53,012
LG Corp.	2,708	171,899
LG H&H Co. Ltd.	305	55,422
LG Innotek Co. Ltd.	154	26,149
LG Uplus Corp.	5,366	59,647
LIG Nex1 Co. Ltd. *	365	121,746
LS Corp.	233	36,743
NAVER Corp.	2,744	521,584
NCSoft Corp.	332	53,990
NH Investment & Securities Co. Ltd.	2,190	41,059
NongShim Co. Ltd. *	81	22,833

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Orion Corp.	628	51,120
Posco DX Co. Ltd.	1,546	41,440
S-1 Corp.	589	32,614
Samsung Biologics Co. Ltd. *	371	448,357
Samsung C&T Corp.	2,467	514,257
Samsung Card Co. Ltd.	643	25,348
Samsung E&A Co. Ltd.	4,725	100,578
Samsung Electro-Mechanics Co. Ltd.	1,263	242,899
Samsung Electronics Co. Ltd.	190,757	21,073,825
Samsung Episholdings Co. Ltd. *	196	82,518
Samsung Fire & Marine Insurance Co. Ltd.	1,789	622,682
Samsung Heavy Industries Co. Ltd. *	12,508	254,928
Samsung SDS Co. Ltd.	886	106,242
Samyang Foods Co. Ltd.	1,605	1,311,697
Shinhan Financial Group Co. Ltd.	13,937	814,530
SK Biopharmaceuticals Co. Ltd. *	803	65,519
SK Hynix, Inc.	17,318	10,812,961
SK Square Co. Ltd. *	7,135	2,793,004
Youngone Corp.	37,553	2,371,521
Yuhan Corp. *	1,015	75,867
		62,024,247

Singapore 1.0%
BOC Aviation Ltd.	2,600	26,935
CapitaLand Ascendas REIT	73,100	163,587
CapitaLand Ascott Trust	28,600	22,074
CapitaLand Integrated Commercial Trust	97,700	183,422
ComfortDelGro Corp. Ltd.	39,900	46,097
Frasers Logistics & Commercial Trust	26,400	20,984
Genting Singapore Ltd.	152,400	87,988
Hutchison Port Holdings Trust, U Shares	91,900	21,137
Jardine Cycle & Carriage Ltd.	900	22,448
Keppel DC REIT	51,147	91,650
Keppel Ltd.	21,300	183,240
Mapletree Industrial Trust	35,900	59,513
Mapletree Pan Asia Commercial Trust	41,500	47,594
Netlink NBN Trust	53,300	41,004
SATS Ltd.	15,900	47,368
Sea Ltd., ADR *	45,657	5,318,584
Seatrium Ltd.	28,700	47,596
SIA Engineering Co. Ltd.	6,500	16,869
Singapore Airlines Ltd.	22,400	111,821
Singapore Exchange Ltd.	55,000	762,086
Singapore Technologies Engineering Ltd.	31,800	244,465
Singapore Telecommunications Ltd.	123,300	444,952
United Overseas Bank Ltd.	43,750	1,318,587
Venture Corp. Ltd.	229,336	2,944,931
		12,274,932

South Africa 0.2%
Impala Platinum Holdings Ltd.	110,875	2,066,626

Spain 1.4%
Acciona SA	426	91,554
ACS Actividades de Construccion y Servicios SA	3,893	436,780
Aena SME SA	17,445	541,799
Almirall SA	100,707	1,507,519
Amadeus IT Group SA	11,782	789,944
Endesa SA	133,394	4,915,905
Fluidra SA	20,826	605,793
Iberdrola SA	119,521	2,687,160
Iberdrola SA, Interim Shares *(c)	1,637	36,804
Industria de Diseno Textil SA	36,667	2,385,925
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group SA	35,865	206,047
Naturgy Energy Group SA	1,876	58,884
Redeia Corp. SA	7,435	128,491
Tecnicas Reunidas SA *	66,639	2,523,256
Telefonica SA	84,570	342,364
		17,258,225

Sweden 1.7%
AAK AB	2,179	60,973
AddTech AB, B Shares	3,995	129,713
Alfa Laval AB	5,749	332,995
Atlas Copco AB, A Shares	54,984	1,133,890
Atlas Copco AB, B Shares	127,830	2,299,363
Boliden AB *	6,089	426,392
Electrolux AB, B Shares *	121,503	981,452
Epiroc AB, A Shares	7,487	209,884
Epiroc AB, B Shares	4,771	118,975
EQT AB	28,867	1,095,668
Essity AB, B Shares	10,692	316,576
Evolution AB	3,245	210,799
H & M Hennes & Mauritz AB, B Shares	6,423	128,621
Hexagon AB, B Shares	110,415	1,244,933
Holmen AB, B Shares	1,663	62,334
Industrivarden AB, A Shares	5,976	298,743
Industrivarden AB, C Shares	7,567	378,835
Investment AB Latour, B Shares	1,762	43,878
Investor AB, A Shares	28,045	1,073,357
Investor AB, B Shares	100,696	3,882,803
Kinnevik AB, Class B *	102,734	843,163
Lifco AB, B Shares	2,765	95,011
NOBA Bank Group AB *	167,791	2,176,809
Saab AB, B Shares	6,441	502,545
Sagax AB, B Shares	4,308	94,996
Sandvik AB	13,663	539,502
Skanska AB, B Shares	4,930	149,735
SSAB AB, A Shares	5,273	43,596
SSAB AB, B Shares	8,080	66,469
Sweco AB, B Shares	3,660	60,636
Swedish Orphan Biovitrum AB *	2,529	96,040
Tele2 AB, B Shares	8,984	165,292
Telefonaktiebolaget LM Ericsson, B Shares	60,760	658,041
Telia Co. AB	30,103	137,524
Trelleborg AB, B Shares	2,535	102,582
Volvo Car AB, B Shares *	13,034	43,496
		20,205,621

Switzerland 4.2%
ABB Ltd.	40,369	3,475,691
Bachem Holding AG	610	55,295
Belimo Holding AG	524	573,139
BKW AG	425	80,351
Chocoladefabriken Lindt & Spruengli AG	3	443,435
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	26	373,658
Coca-Cola HBC AG *	4,897	265,954
DKSH Holding AG	446	32,724
DSM-Firmenich AG	4,150	327,242
Emmi AG	33	33,432
EMS-Chemie Holding AG	229	178,040
Flughafen Zurich AG	394	122,369
Geberit AG	965	736,865
Givaudan SA	134	517,975
Holcim AG *	9,642	993,790
Kardex Holding AG	4,522	1,589,654
Kuehne & Nagel International AG	1,257	291,074

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuros Biosciences AG *	37,689	1,253,641
Landis & Gyr Group AG *	26,941	1,892,576
Logitech International SA	4,753	409,481
Nestle SA	64,607	6,165,221
Novartis AG	76,731	11,384,561
Partners Group Holding AG	1,670	2,277,118
Roche Holding AG	28,092	12,774,544
Roche Holding AG, Bearer Shares	684	316,091
Schindler Holding AG	580	213,313
Schindler Holding AG, Participation Certificates	1,187	457,995
SGS SA	2,701	325,091
Siegfried Holding AG *	17,389	2,138,181
SIG Group AG *	5,005	77,445
Sonova Holding AG	1,262	345,388
Straumann Holding AG	3,208	385,825
Swatch Group AG	1,268	60,076
Swatch Group AG, Bearer Shares	618	145,809
Temenos AG	1,130	99,863
VAT Group AG	885	572,300
		51,385,207

Taiwan 2.8%
ASPEED Technology, Inc.	14,000	3,915,183
AURAS Technology Co. Ltd.	46,000	1,316,233
Bizlink Holding, Inc.	62,434	2,535,524
Elite Material Co. Ltd.	24,000	1,301,820
King Yuan Electronics Co. Ltd.	321,000	2,974,119
Parade Technologies Ltd.	113,000	1,889,705
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	19,961,821
		33,894,405

Thailand 0.0%
Thai Beverage PCL	146,500	55,296

United Arab Emirates 0.4%
Emaar Properties PJSC	1,135,577	4,645,297

United Kingdom 10.2%
3i Group PLC	71,520	3,285,566
Admiral Group PLC	18,782	706,841
Airtel Africa PLC	6,527	28,458
Antofagasta PLC	6,342	314,256
Ashtead Group PLC	8,034	517,227
Associated British Foods PLC	8,580	224,232
AstraZeneca PLC	55,315	10,305,966
AstraZeneca PLC, ADR	84,584	7,846,858
Autotrader Group PLC	27,773	204,728
BAE Systems PLC	48,616	1,319,776
Balfour Beatty PLC	387,364	3,793,191
Barclays PLC	489,695	3,268,258
Beazley PLC	40,440	628,257
Berkeley Group Holdings PLC	17,323	978,729
BP PLC	343,751	2,179,573
British American Tobacco PLC	57,196	3,455,417
BT Group PLC	91,956	241,708
CK Hutchison Holdings Ltd.	38,000	306,405
Coca-Cola Europacific Partners PLC	4,611	421,192
Compass Group PLC	39,883	1,195,909
Convatec Group PLC	32,798	103,455
Croda International PLC	2,874	107,401
Diageo PLC	122,663	2,822,512
Diploma PLC	22,271	1,622,479
Endeavour Mining PLC	4,745	270,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Fresnillo PLC	4,879	240,274
Genus PLC	47,758	2,069,977
GSK PLC	86,501	2,237,059
Haleon PLC	147,123	769,438
Halma PLC	9,941	482,820
Hikma Pharmaceuticals PLC	2,847	59,720
Hiscox Ltd.	16,901	343,755
Howden Joinery Group PLC	11,565	132,488
ICG PLC	11,471	285,437
IMI PLC	59,270	2,238,170
Imperial Brands PLC	94,497	3,980,004
InterContinental Hotels Group PLC	3,386	457,449
Intertek Group PLC	4,004	245,636
J Sainsbury PLC	34,471	151,042
JD Sports Fashion PLC	1,961,334	2,194,982
Kingfisher PLC	37,098	170,962
Marks & Spencer Group PLC	1,256,856	6,303,385
Melrose Industries PLC	34,708	298,417
Metlen Energy & Metals PLC *	1,731	94,385
Mondi PLC	8,847	103,388
National Grid PLC	123,145	2,092,178
NatWest Group PLC	112,360	1,024,137
Next PLC	3,379	613,487
Ocado Group PLC *	358,272	1,073,698
Pearson PLC	12,900	169,673
Persimmon PLC	8,902	171,428
Prudential PLC	86,233	1,416,398
Reckitt Benckiser Group PLC	55,189	4,600,550
RELX PLC (a)	49,694	1,774,943
RELX PLC (a)	42,303	1,499,727
Rightmove PLC	26,763	181,170
Rio Tinto PLC	31,062	2,833,920
Rolls-Royce Holdings PLC	342,449	5,724,711
Sage Group PLC	26,675	349,795
Segro PLC	114,672	1,194,719
Shell PLC	270,706	10,405,802
SigmaRoc PLC *	244,149	477,736
Smith & Nephew PLC	82,196	1,400,888
Smiths Group PLC	25,337	870,119
Spirax Group PLC	1,317	131,232
SSE PLC	17,673	587,406
St. James's Place PLC	146,954	3,069,182
Standard Chartered PLC	47,154	1,206,503
Taylor Wimpey PLC	94,022	137,456
TechnipFMC PLC	20,881	1,163,489
Tesco PLC	168,189	978,658
Unilever PLC	46,768	3,181,598
UNITE Group PLC	12,246	95,242
United Utilities Group PLC	11,331	194,049
Vodafone Group PLC	392,903	578,639
Weir Group PLC	65,113	2,875,958
WH Smith PLC	109	1,007
Wise PLC, Class A *	223,596	2,883,882
		123,966,639

United States 2.5%
ACADIA Pharmaceuticals, Inc. *	25,863	649,937
Coupang, Inc., Class A *	153,869	3,101,999
Galaxy Digital, Inc., Class A *	31,220	882,277
GQG Partners, Inc., Class A	53,328	58,115
MercadoLibre, Inc. *	5,430	11,662,500
Moderna, Inc. *	27,014	1,190,507
NVIDIA Corp.	35,111	6,710,765
Primo Brands Corp.	341,576	6,469,450
		30,725,550
Total Common Stocks (Cost $891,834,849)		1,172,752,605

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
FUCHS SE	1,810	78,241
Henkel AG & Co. KGaA	3,647	320,396
		398,637

Italy 0.0%
Telecom Italia SpA - RSP *(b)	155,511	123,480

Republic of Korea 0.5%
Samsung Electronics Co. Ltd.	65,902	5,338,129
Samsung Fire & Marine Insurance Co. Ltd.	74	19,270
		5,357,399
Total Preferred Stocks (Cost $3,962,129)		5,879,516

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/06/26, strike EUR 0.46 *	3,893	2,141
Total Rights (Cost $2,085)		2,141

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	1,753
Total Warrants (Cost $0)		1,753
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 1.3% OF NET ASSETS

United States 1.3%
Schwab Emerging Markets Equity ETF (d)	462,816	15,916,242
Total Investment Companies (Cost $13,320,195)		15,916,242

SHORT-TERM INVESTMENTS 2.8% OF NET ASSETS

Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (e)	34,187,186	34,187,186
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (e)(f)	268,800	268,800
		34,455,986
Total Short-Term Investments (Cost $34,455,986)		34,455,986
Total Investments in Securities (Cost $943,575,244)		1,229,008,243

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	105	15,943,200	794,046

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
02/12/26	HSBC Bank USA	AUD	12,582,000	USD	8,421,825	339,525
02/12/26	State Street Bank & Trust Co.	CAD	920,000	USD	665,454	10,483
02/12/26	Barclays Capital	CHF	7,098,000	USD	9,055,641	134,984
02/12/26	Barclays Capital	EUR	875,000	USD	1,046,093	(8,475)
02/12/26	Barclays Capital	EUR	854,000	USD	999,340	13,376
02/12/26	JP Morgan Chase Bank	EUR	1,719,000	USD	2,009,506	28,970
02/12/26	UBS AG	EUR	7,363,000	USD	8,699,900	31,512
02/12/26	Morgan Stanley & Co.	GBP	742,000	USD	999,165	16,137
02/12/26	Barclays Capital	GBP	9,592,000	USD	12,956,442	168,599
02/12/26	Wells Fargo Bank NA	SEK	6,100,000	USD	669,780	15,343
02/12/26	State Street Bank & Trust Co.	SEK	32,623,000	USD	3,563,661	100,398
02/12/26	JP Morgan Chase Bank	USD	1,677,405	AUD	2,482,000	(50,911)
02/12/26	Citibank N.A.	USD	12,224,680	CAD	16,720,000	(59,741)
02/12/26	State Street Bank & Trust Co.	USD	1,342,093	CAD	1,855,000	(20,801)
02/12/26	State Street Bank & Trust Co.	USD	667,986	CAD	926,000	(12,360)
02/12/26	UBS AG	USD	3,221,886	DKK	20,362,000	(11,705)
02/12/26	Wells Fargo Bank NA	USD	670,104	DKK	4,280,000	(9,582)
02/12/26	JP Morgan Chase Bank	USD	12,290,243	JPY	1,908,515,000	(51,276)
02/12/26	Goldman Sachs & Co.	USD	961,571	PLN	3,453,000	(10,246)
02/12/26	Citibank N.A.	USD	2,576,005	SGD	3,302,000	(21,334)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						602,896

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $245,513.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
PLN —	Polish Zloty
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED (a)
COMMON STOCKS 1.3% OF NET ASSETS

United States 1.3%
Schwab Emerging Markets Equity ETF	$25,301,208	$7,077,262	($17,020,662 )	$486,274	$72,160	$15,916,242	462,816	$678,410
Total	$25,301,208	$7,077,262	($17,020,662 )	$486,274	$72,160	$15,916,242		$678,410

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$288,321,333	$—	$288,321,333
Austria	1,289,456	2,708,517	—	3,997,973
Belgium	1,107,910	4,313,895	—	5,421,805
Brazil	19,033,679	—	—	19,033,679
Cambodia	12,954	—	—	12,954
Canada	88,495,007	—	—	88,495,007
China	8,014,862	21,001,103	—	29,015,965
Germany	1,433,478	51,329,246	—	52,762,724
Greece	3,878,377	10,998,519	—	14,876,896
Guernsey	1,951,508	—	—	1,951,508
Ireland	8,473,434	5,150,625	—	13,624,059
Israel	11,766,289	9,326,947	—	21,093,236
Italy	2,874,827	13,763,714	—	16,638,541
Japan	5,418,874	217,240,873	—	222,659,747
Kazakhstan	2,430,585	—	—	2,430,585
Luxembourg	10,083,036	915,116	—	10,998,152
Mexico	2,561,255	—	—	2,561,255
Netherlands	2,633,742	90,794,505	—	93,428,247
New Zealand	139,425	785,152	—	924,577
Norway	309,491	12,704,549	—	13,014,040
Panama	5,035,108	—	—	5,035,108
Republic of Korea	4,431,352	57,592,895	—	62,024,247
Singapore	5,339,721	6,935,211	—	12,274,932
Spain	4,974,789	12,246,632	36,804	17,258,225
Sweden	2,176,809	18,028,812	—	20,205,621
United Kingdom	14,183,018	109,783,621	—	123,966,639
United States	30,667,435	58,115	—	30,725,550
Preferred Stocks [1]	—	5,879,516	—	5,879,516
Rights [1]	2,141	—	—	2,141
Warrants
Canada	—	—	1,753	1,753

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment Companies [1]	$15,916,242	$—	$—	$15,916,242
Short-Term Investments [1]	34,455,986	—	—	34,455,986
Futures Contracts [2]	794,046	—	—	794,046
Forward Foreign Currency Exchange Contracts [2]	—	859,327	—	859,327
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(256,431)	—	(256,431)
Total	$289,884,836	$940,481,792	$38,557	$1,230,405,185

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG87632JAN26